FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Mar. 31, 2011
FAIR VALUE OF FINANCIAL INSTRUMENTS

18. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following methods and significant assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate a fair value:

(a) Cash and Cash Equivalents, Time Deposits, Trade Notes and Accounts Receivable, Short-term Borrowings, Trade Notes and Accounts Payable, Other Payables, and Other Accrued Expenses

The carrying amounts approximate fair value because of the short or no maturities of those instruments.

(b) Long-term Time Deposits

The fair value is estimated by discounting future cash flows using the current rates that Makita would be offered for deposits with similar terms and remaining maturities.

(c) Short-term Investments and Investments

The fair value of short-term investments and investments is estimated based on quoted market prices. For certain investments such as non-marketable securities, since there are no quoted market prices existing, a reasonable estimation of a fair value could not be made without incurring excessive cost, and such securities have been excluded from fair value disclosure. The fair value of such securities is estimated if and when there are indications that the investment may be impaired.

Non-marketable securities amounted to ¥ 402 million and ¥ 399 million ($ 4,807 thousand) as of March 31, 2010 and 2011, respectively.

(d) Long-term Indebtedness

The fair value of long-term indebtedness is a present value of future cash flows associated with each instrument discounted using Makita’s current borrowing rates for similar debt instruments of comparable maturities.

(e) Other Derivative Financial Instruments

The fair values of other derivative financial instruments, foreign currency contracts and currency option contracts, all of which are used for hedging purposes, are estimated by obtaining quotes and other relevant information from brokers.

The estimated fair value of the financial instruments was as follows:

	Yen in millions				U.S. Dollars in thousands
	2010		2011		2011
	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value
Short-term investments	¥33,639	¥33,640	¥33,555	¥33,555	$404,277	$404,277
Investments	14,764	14,704	16,670	16,630	200,844	200,362
Long-term time deposits	3	3	11	11	133	133
Long-term indebtedness including current maturities	(824)	(832)	(549)	(550)	(6,615)	(6,627)
Foreign currency contracts:
Assets	25	25	45	45	542	542
Liabilities	(301)	(301)	(433)	(433)	(5,217)	(5,217)
Currency option contracts:
Liabilities	¥(4)	¥(4)	¥-	¥-	$-	$-

(f) Limitation

The fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument.

These estimates are subjective in nature and involve uncertainties and are matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.